Document and Entity Information	Apr. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 15, 2026
Entity File Number	333-104887-09
Entity Registrant Name	SLM Student Loan Trust 2004-10
Entity Central Index Key	0001321769
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	04-3480392
Entity Address, Address Line One	60 Wall Street
Entity Address, Address Line Two	16th Floor
Entity Address, Address Line Three	Mail Stop
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	703
Local Phone Number	984-5858
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false